Consumer Loans Receivable, net	12 Months Ended
Sep. 30, 2012
Consumer Loans Receivable [Abstract]
Consumer Loans Receivable [Text Block]

Note 6 – Consumer Loans Receivable, net

	September 30	September 30
	2011	2012
Short-term advances receivable	$6,799	$50,834
Term loans receivable	765	569
Line of credit receivable	-	849
Allowance for consumer loan losses	(2,783)	(26,397)
Consumer loans receivable originated by the Company	4,781	25,855
Acquired loan portfolio	-	6,585
	$4,781	$32,440

a)	Consumer Loans Receivable Originated by the Company

Age analysis of Consumer Loans Receivable:

	September 30	September 30
	2011	2012
Consumer loans receivable
Current	$2,176	$17,019
1-30 days past due date	856	8,791
31-60 days past due date	531	3,934
61-90 days past due date	417	3,469
Greater than 90 days past due date	3,584	19,039
Consumer loans receivable	7,564	52,252
Allowance for consumer loan losses	(2,783)	(26,397)
	$4,781	$25,855

Allowance for Consumer Loan Losses:

	September 30	September 30
	2011	2012
Balance, beginning of period	$511	$2,783
Provisions made for loan losses	2,559	31,004
Charge-offs	(287)	(7,408)
Effect of foreign exchange translation	-	18
Balance, end of period	$2,783	$26,397

Transfer of Loans

During the year the Company transferred $17,600 of net consumer loans to its third party lenders in exchange for cash. The loans were transferred at fair value and no gain or loss was recorded.  Included in the allowance for consumer loan losses is $6,500 for charge-offs relating to transferred loans.

b)	Acquired Loan Portfolio

The following table summarizes information for the portfolio of loans acquired during the year ended September 30, 2012:

	At Acquisition	September 30
	January 31, 2012	2012
Contractually required payments including interest	$319,906	$276,918
Nonaccretable difference	(268,415)	(269,888)
Cash flows expected to be collected	51,491	7,030
Accretable yield	(1,477)	(445)
Carrying amount	$50,014	$6,585

Changes in the accretable yield on acquired loans are summarized as follows for the year ended September 30, 2012:

Accretable yield, at acquisition	$(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	$(445)